Long-Term Prepaid Expenses and Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deposits Loans And Other Receivables Including Derivative Instruments Abstract
Schedule of Long-Term Prepaid Expenses and Other Non-Current Assets
	As at December 31,
	2024	2023
	$ Thousands
Deferred expenses, net (1)		7,786
Loan to associated company (2)	32,178	30,138
Contract costs	6,576	6,347
Other non-current assets	2,841	8,071
	41,595	52,342

(1)	Relates to deferred expenses, net for OPC’s connection fees to the gas transmission network and the electricity grid.